DEBT FINANCING ARRANGEMENTS (Details Narrativee) - USD ($)								1 Months Ended					9 Months Ended		12 Months Ended
	Jun. 14, 2021	Feb. 02, 2021	Dec. 10, 2020	Nov. 13, 2020	Sep. 02, 2020	May 06, 2020	May 08, 2019	Jul. 23, 2021	Jun. 28, 2021	Jul. 31, 2020	Jun. 30, 2020	Feb. 21, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 01, 2021	Aug. 22, 2019	Jun. 30, 2019	May 15, 2019	Apr. 12, 2019	Mar. 15, 2019
Line of Credit balance													$ 40,000
Financing arrangements agreed to exchange debt and accrued interest															$ 4,700,000
Private Placement of Series D Preferred Stock															12,000,000
Private Placement of Shares for raising funds															$ 12,000,000
Adjustable interest rate description													Line of Credit which bears interest at adjustable rates, 1 month Libor plus 2%, 2.08%
Stock options													8,000			136,400	537,200
Factoring Agreement outstanding balance													$ 101,244		101,244
Promissory note included as part of consideration																		$ 4,000,000
Proceeds from interest on debt																		$ 2,000,000
Promissory note					$ 1,600,000	$ 1,000,000
Promissory note non-interest bearing						$ 1,000,000
Effective interest rate		75.00%			3.00%														12.00%
Note payable																				$ 500,000
Convertible promissory note																	$ 10,000		$ 250,000
Convertible into common stock per share																			$ 1.00
SDM balance													182,381
Convertible promissory notes related party																	537,200
Factoring Agreement description								The balance to be purchased and sold is $299,800 for which the Company received $190,000, net of fees. Under the Lendora Factoring Agreement, the Company is to pay $18,737.5 per week for 16 weeks at an effective interest rate of approximately 36% annually
Lendora Consolidation Agreement description								Agreement and amounted to $1,522,984 for which the Company had outstanding balances totaling $967,496. Payments under this Lendora Consolidation Agreement supercedes all other factoring agreement payments and includes $ 31,728.85 per week, at an effective interest rate of approximately 36% annually, for 48 weeks
Interest rate description																		bear 6% annual interest (12% default interest rate)
Cash due to prior owners of the technology acquired																			$ 350,000
Convertible Promissory Note													1,711,098		1,711,098	$ 2,101,649
Balance to be purchased and sold															$ 2,400	293,707
Common stock reserved to pay off line of credit															2,000
Convertible loans													$ 1,961,685	$ 1,311,800	$ 1,753,204	2,613,047
TPT MedTech [Member]
Note payable															$ 350,000
Interest rate													10.00%
Purchase of Series A Preferred shares													500,000
Purchase price													$ 350,000
Registration of common shares													7,500,000
PPP [Member]
Bank loan													$ 680,500
Samson Factoring Agreement [Member]
Effective interest rate			36.00%
Balance to be purchased and sold			$ 162,500
Received, net of fees			118,625
Payment per week			$ 8,125
Duration of weekly payment			20 weeks
QFS Factoring Agreement [Member]
Effective interest rate			36.00%
Balance to be purchased and sold			$ 976,918
Received, net of fees			696,781
Payment per week			$ 23,087
Duration of weekly payment			42 weeks
QFS Factoring Agreement [Member] | Transaction One [Member]
Payment per week			$ 29,860
Duration of weekly payment			20 weeks
QFS Factoring Agreement [Member] | Transaction Two [Member]
Payment per week			$ 21,978
Duration of weekly payment			4 weeks
QFS Factoring Agreement [Member] | Transaction Three [Member]
Payment per week			$ 11,669
Duration of weekly payment			last week
NewCo Factoring Agreements [Member]
Effective interest rate	36.00%
Balance to be purchased and sold	$ 199,500
Received, net of fees	144,750
Payment per week	$ 5,542
Duration of weekly payment	36 weeks
NewCo Factoring Agreement #3 [Member]
Effective interest rate									36.00%
Balance to be purchased and sold									$ 133,000
Received, net of fees									100,000
Payment per week									$ 3,695
Duration of weekly payment									36 weeks
Copperhead Digital Shareholders [Member]
Line of Credit bears variable interest rate													2.00%
LIBOR rate													2.08%
Common stock reserved to pay off line of credit													1,000,000
Balance line of credit													$ 2,597,790
Shareholders loanedto company													445,600
Stock options value													85,120
Convertible loans																$ 136,400	$ 537,200
2019 Factoring agreement [Member]
Factoring Agreement description							the Company entered into a factoring agreement with Advantage Capital Funding (“2019 Factoring agreement”). $500,000, net of expenses, was funded to the Company with a promise to pay $18,840 per week for 40 weeks until a total of $753,610 is paid which occurred in February 2020
2020 Factoring Agreement [Member]
Factoring Agreement description												The balance to be purchased and sold is $716,720 for which the Company received $500,000, net of fees. Under the 2020 Factoring Agreement, the Company was to pay $14,221 per week for 50 weeks at an effective interest rate of approximately 43% annually. However, due to COVID-19 the payments under the 2020 Factoring Agreement were reduced temporarily, to between $9,000 and $11,000 weekly
2020 NewCo Factoring Agreement [Member]
Factoring Agreement description				The balance to be purchased and sold is $326,400 for which the Company received $232,800, net of fees. Under the 2020 NewCo Factoring Agreement, the Company was to pay $11,658 per week for 28 weeks at an effective interest rate of approximately 36% annually
Blue Collar
Line of Credit balance													$ 270,500
Adjustable interest rate description													bears interest at Prime plus 1.125%, 4.38%
May 28, 2019 [Member]
Adjustable interest rate description													bears interest at Prime plus 6%, 9.25%
Bank loan													$ 360,000
February 14, 2020 [Member]
Secured Promissory Note													$ 90,000
Interest rate													10.00%
Repaymebt of debt										$ 1,000	$ 9,000
Odyssey Capital Funding, LLC [Member] | June 8, 2019 [Member]
Interest rate description													bearing simple interest on the unpaid balance of 0% for the first three months and then 10% per annum thereafter
Debt instrument converted amount, interest													$ 135,000
Debt instrument converted amount, principal													$ 475,850
Odyssey Capital Funding, LLC [Member] | June 4, 2019 [Member]
Adjustable interest rate description													interest at the rate of 12% ( 24% default)
Debt instrument converted amount, interest													$ 4,116
Debt instrument converted amount, principal													49,150
Convertible Promissory Note													$ 525,000
Conversion price description													The conversion price was 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date
Convertible Promissory Note repayment description													The Odyssey Convertible Promissory Note could be prepaid in full at 125% to 145% up to 180 days from origination
Debt instrument converted amount shares issued													52,961,921
EMA [Member] | June 11, 2019 [Member]
Interest rate description													interest at the rate of 12% (principal amount increases 200% and interest rate increases to 24% under default)
Debt instrument converted amount, principal													$ 35,366
Convertible Promissory Note													$ 600,000									$ 53,000	$ 58,000
Conversion price description													The conversion price is 55% multiplied by the lowest traded price for the common stock during the previous 25 trading days prior to the applicable conversion date.
Convertible Promissory Note repayment description													The EMA Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination
Debt instrument converted amount shares issued													147,700,000
Warrants issued													1,000,000
JSJ [Member] | June 6, 2019 [Member]
Debt instrument converted amount, principal													$ 43,680
Convertible Promissory Note													$ 112,000
Conversion price description													The conversion price is the lower of the market price, as defined, or 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date
Convertible Promissory Note repayment description													The JSJ Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination
Debt instrument converted amount shares issued													18,500,000
Warrants issued													333,333
Interest rate													12.00%
Repaymebt of debt													$ 6,666
Repayment of premium and accrued interest.													$ 97,000
Two related parties [Member]
Convertible Promissory Note																		$ 62,000
Former officer [Member]
Convertible Promissory Note																		$ 5,000
Geneva Roth [Member]
Interest rate description													interest at the rate of 12% (principal amount increases 150%-200% and interest rate increases to 24% under default)
Debt instrument converted amount, interest													$ 8,680
Debt instrument converted amount, principal													$ 244,000
Convertible Promissory Note																					$ 43,000	$ 53,000	$ 58,000	$ 65,000	$ 68,000
Conversion price description													The conversion price is 61% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date
Convertible Promissory Note repayment description													The Geneva Roth Convertible Promissory Notes may be prepaid in whole or in part of the outstanding balance at 125% to 140% up to 180 days from origination
Debt instrument converted amount shares issued													125,446,546
Repayment of premium and accrued interest.													$ 63,284
Auctus [Member] | March 25, 2019 [Member]
Interest rate description													interest at the rate of 12% (24% default)
Debt instrument converted amount, interest													$ 142,004
Debt instrument converted amount, principal													33,180
Convertible Promissory Note													$ 600,000
Conversion price description													The conversion price is the lessor of the lowest trading price during the previous 25 trading days prior the date of the Auctus Convertible Promissory Note or 50% multiplied by the average of the two lowest trading prices for the common stock during the previous 25 trading days prior to the applicable conversion date
Convertible Promissory Note repayment description													The Auctus Convertible Promissory Note could be prepaid in full at 135% to 150% up to 180 days from origination
Debt instrument converted amount shares issued													376,000,000
Warrants issued													2,000,000
Settlement agreement description													the Company and Auctus entered into a settlement agreement dated October 13, 2021 whereby the Company would pay $763,231.97 and allow Auctus to exercise its right to exercise 15,000,000 warrants to purchase 15,000,000 shares of common stock. Auctus agreed to limit the sale of common shares of the Company to 2,000,000 during each respective calendar week.